Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2026	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
FISCAL YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1)	COMPENSATION ACTUALLY PAID TO PEO(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(4)	TOTAL SHAREHOLDER RETURN(5)	PEER GROUP TOTAL SHAREHOLDER RETURN(6)	GAAP NET INCOME (in millions)(7)	ADJUSTED INCOME (in millions)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$1,262,000	$1,262,000	$6,003,400	$(6,309,562)	$41.83	$100.03	$124.8	$391.5
2024	$1,262,000	$1,262,000	$3,507,420	$9,211,254	$88.17	$93.34	$72.4	$358.2
2023	$1,262,000	$1,262,000	$3,510,910	$1,171,349	$53.86	$81.84	$127.6	$393.8
2022	$2,824,500	$2,824,500	$1,324,379	$(2,700,564)	$65.35	$79.66	$528.6	$789.8
2021	$4,532,285	$4,532,285	$1,550,461	$(3,980,617)	$82.45	$90.46	$688.5	$962.6
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Friedman (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation.”

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Friedman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Friedman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Friedman’s total compensation for each year to determine the compensation actually paid:

FISCAL YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR PEO	REPORTED VALUE OF EQUITY AWARDS(a)	EQUITY AWARD ADJUSTMENTS(b)	COMPENSATION ACTUALLY PAID TO PEO
2025	$1,262,000	$—	$—	$1,262,000
2024	$1,262,000	$—	$—	$1,262,000
2023	$1,262,000	$—	$—	$1,262,000
2022	$2,824,500	$—	$—	$2,824,500
2021	$4,532,285	$—	$—	$4,532,285
(a)	The grant date fair value of equity awards represents the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Friedman) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Friedman) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2025, Jack Preston, Eri Chaya, Lisa Chi and Stefan Duban; (ii) for fiscal 2024, fiscal 2023 and fiscal 2022, Jack Preston, Eri Chaya, Stefan Duban and Edward Lee; and (iii) for fiscal 2021, Jack Preston, Eri Chaya, DeMonty Price and Edward Lee. Mr. Price retired and left the Company on January 29, 2022. Mr. Lee resigned from his position on June 20, 2025. Mr. Duban resigned from his position on January 26, 2026.
(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Friedman), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Friedman) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Friedman) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

FISCAL YEAR	AVERAGE REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs	AVERAGE REPORTED VALUE OF EQUITY AWARDS	AVERAGE EQUITY AWARD ADJUSTMENTS(a)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs
2025	$6,003,400	$(4,889,748)	$(7,423,214)	$(6,309,562)
2024	$3,507,420	$(2,512,920)	$8,216,754	$9,211,254
2023	$3,510,910	$(2,569,476)	$229,915	$1,171,349
2022	$1,324,379	$—	$(4,024,943)	$(2,700,564)
2021	$1,550,461	$—	$(5,531,078)	$(3,980,617)
(a)	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the total average equity award adjustments are as follows:

FISCAL YEAR	AVERAGE YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN CURRENT YEAR AND UNVESTED AT YEAR END	AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	AVERAGE FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR	AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	AVERAGE FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS
2025	$4,621,353	$(4,738,087)	$298,245	$(3,860,005)	$(3,744,720)	$—	$(7,423,214)
2024	$4,406,681	$5,582,266	$—	$(1,772,193)	$—	$—	$8,216,754
2023	$2,428,475	$(1,530,341)	$—	$(668,219)	$—	$—	$229,915
2022	$—	$(3,455,561)	$—	$(569,382)	$—	$—	$(4,024,943)
2021	$—	$(3,247,062)	$—	$6,277,381	$(8,561,397)	$—	$(5,531,078)

(5)	Represents TSR for the Company assuming that $100 was invested at the market close on January 29, 2021 in the common stock of RH, through the end of the listed fiscal year, as illustrated in the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report.
(6)	Represents the weighted peer group TSR assuming that $100 was invested at the market close on January 29, 2021 in the S&P Retail Select Index, and assuming the reinvestment of dividends, through the end of the listed fiscal year, as illustrated in the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report.
(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)	For fiscal 2025, we determined that Adjusted Income is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. We believe that Adjusted Income, which we define as consolidated operating income, adjusted for the impact of certain non-recurring and other items that we do not consider representative of our ongoing operating performance, provides meaningful information regarding the performance of our business and facilitates a meaningful evaluation of operating results on a comparable basis with historical results. We do not adjust for depreciation or amortization. Therefore, Adjusted Income indirectly reflects our capital use and capital expenditures, which are important factors of our long-term business strategy. We believe the use of Adjusted Income is relevant in assessing our overall performance and aligns this performance metric with the interests of shareholders. Our leadership uses this non-GAAP financial measure in order to have comparable financial results to analyze changes in our underlying business from quarter to quarter. For fiscal 2025, we utilized Adjusted Income when setting goals in the LIP.

Company Selected Measure Name	Adjusted Income
Named Executive Officers, Footnote
(1)	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Friedman (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation.”
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Friedman) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Friedman) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2025, Jack Preston, Eri Chaya, Lisa Chi and Stefan Duban; (ii) for fiscal 2024, fiscal 2023 and fiscal 2022, Jack Preston, Eri Chaya, Stefan Duban and Edward Lee; and (iii) for fiscal 2021, Jack Preston, Eri Chaya, DeMonty Price and Edward Lee. Mr. Price retired and left the Company on January 29, 2022. Mr. Lee resigned from his position on June 20, 2025. Mr. Duban resigned from his position on January 26, 2026.

Peer Group Issuers, Footnote
(6)	Represents the weighted peer group TSR assuming that $100 was invested at the market close on January 29, 2021 in the S&P Retail Select Index, and assuming the reinvestment of dividends, through the end of the listed fiscal year, as illustrated in the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report.

PEO Total Compensation Amount	$ 1,262,000	$ 1,262,000	$ 1,262,000	$ 2,824,500	$ 4,532,285
PEO Actually Paid Compensation Amount	$ 1,262,000	1,262,000	1,262,000	2,824,500	4,532,285
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Friedman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Friedman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Friedman’s total compensation for each year to determine the compensation actually paid:

FISCAL YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR PEO	REPORTED VALUE OF EQUITY AWARDS(a)	EQUITY AWARD ADJUSTMENTS(b)	COMPENSATION ACTUALLY PAID TO PEO
2025	$1,262,000	$—	$—	$1,262,000
2024	$1,262,000	$—	$—	$1,262,000
2023	$1,262,000	$—	$—	$1,262,000
2022	$2,824,500	$—	$—	$2,824,500
2021	$4,532,285	$—	$—	$4,532,285
(a)	The grant date fair value of equity awards represents the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.

Non-PEO NEO Average Total Compensation Amount	$ 6,003,400	3,507,420	3,510,910	1,324,379	1,550,461
Non-PEO NEO Average Compensation Actually Paid Amount	$ (6,309,562)	9,211,254	1,171,349	(2,700,564)	(3,980,617)
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Friedman), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Friedman) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Friedman) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

FISCAL YEAR	AVERAGE REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs	AVERAGE REPORTED VALUE OF EQUITY AWARDS	AVERAGE EQUITY AWARD ADJUSTMENTS(a)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs
2025	$6,003,400	$(4,889,748)	$(7,423,214)	$(6,309,562)
2024	$3,507,420	$(2,512,920)	$8,216,754	$9,211,254
2023	$3,510,910	$(2,569,476)	$229,915	$1,171,349
2022	$1,324,379	$—	$(4,024,943)	$(2,700,564)
2021	$1,550,461	$—	$(5,531,078)	$(3,980,617)
(a)	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the total average equity award adjustments are as follows:

FISCAL YEAR	AVERAGE YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN CURRENT YEAR AND UNVESTED AT YEAR END	AVERAGE YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS GRANTED IN PRIOR YEARS	AVERAGE FAIR VALUE AS OF VESTING DATE OF EQUITY AWARDS GRANTED AND VESTED IN THE YEAR	AVERAGE CHANGE IN FAIR VALUE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR	AVERAGE FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR	AVERAGE VALUE OF DIVIDENDS OR OTHER EARNINGS PAID ON STOCK OR OPTION AWARDS NOT OTHERWISE REFLECTED IN FAIR VALUE	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS
2025	$4,621,353	$(4,738,087)	$298,245	$(3,860,005)	$(3,744,720)	$—	$(7,423,214)
2024	$4,406,681	$5,582,266	$—	$(1,772,193)	$—	$—	$8,216,754
2023	$2,428,475	$(1,530,341)	$—	$(668,219)	$—	$—	$229,915
2022	$—	$(3,455,561)	$—	$(569,382)	$—	$—	$(4,024,943)
2021	$—	$(3,247,062)	$—	$6,277,381	$(8,561,397)	$—	$(5,531,078)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 41.83	88.17	53.86	65.35	82.45
Peer Group Total Shareholder Return Amount	100.03	93.34	81.84	79.66	90.46
Net Income (Loss)	$ 124,800,000	$ 72,400,000	$ 127,600,000	$ 528,600,000	$ 688,500,000
Company Selected Measure Amount	391,500,000	358,200,000	393,800,000	789,800,000	962,600,000
PEO Name	Mr. Friedman
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Income
Non-GAAP Measure Description
(8)	For fiscal 2025, we determined that Adjusted Income is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance. We believe that Adjusted Income, which we define as consolidated operating income, adjusted for the impact of certain non-recurring and other items that we do not consider representative of our ongoing operating performance, provides meaningful information regarding the performance of our business and facilitates a meaningful evaluation of operating results on a comparable basis with historical results. We do not adjust for depreciation or amortization. Therefore, Adjusted Income indirectly reflects our capital use and capital expenditures, which are important factors of our long-term business strategy. We believe the use of Adjusted Income is relevant in assessing our overall performance and aligns this performance metric with the interests of shareholders. Our leadership uses this non-GAAP financial measure in order to have comparable financial results to analyze changes in our underlying business from quarter to quarter. For fiscal 2025, we utilized Adjusted Income when setting goals in the LIP.

Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,889,748)	$ (2,512,920)	$ (2,569,476)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,423,214)	8,216,754	229,915	$ (4,024,943)	$ (5,531,078)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,621,353	4,406,681	2,428,475
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,738,087)	5,582,266	(1,530,341)	(3,455,561)	(3,247,062)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,245
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,860,005)	$ (1,772,193)	$ (668,219)	$ (569,382)	6,277,381
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,744,720)				$ (8,561,397)